Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Inventories.
Schedule of inventories

An analysis of inventories as of December 31, 2021 and 2020 is as follows:

	2021		2020
Spare parts and accessories of flight equipment	Ps.	296,345	Ps.	271,454
Miscellaneous supplies		—		7,505
	Ps.	296,345	Ps.	278,959